UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number  811-22046

DWS RREEF World Real Estate Fund, Inc.
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY  10154
(Address of principal executive offices)             (Zip code)

Paul Schubert
100 Plaza One
Jersey City, NJ 07311
(Name and address of agent for service)

Registrant's telephone number, including area code:  (201) 593-6408

Date of fiscal year end:  12/31

Date of reporting period: 9/30/10

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of September 30, 2010 (Unaudited)

DWS RREEF World Real Estate Fund, Inc.

	Shares	Value ($)
Common Stocks 115.7%
Australia 18.2%
Ardent Leisure Group	412,500	424,632
Aspen Group	1,483,353	645,460
Australand Property Group	112,753	295,351
CFS Retail Property Trust	728,364	1,334,100
Challenger Diversified Property Group	233,268	114,895
Charter Hall Group	417,988	236,352
Charter Hall Office REIT	302,151	712,613
Charter Hall Retail REIT	129,183	359,817
Commonwealth Property Office Fund	184,051	163,666
Dexus Property Group	553,606	457,516
Goodman Group	1,000,529	623,777
GPT Group	467,890	1,331,191
Mirvac Group	1,016,465	1,306,727
Stockland	553,402	2,054,032
Westfield Group	933,209	11,058,775

(Cost $19,165,101)		21,118,904
Belgium 0.6%
Cofinimmo (Cost $790,171)	5,000	664,220
Canada 6.9%
Allied Properties Real Estate Investment Trust (a)	47,600	1,050,170
Allied Properties Real Estate Investment Trust (a)	13,300	293,430
Chartwell Seniors Housing Real Estate Investment Trust (a)	126,500	1,059,802
Chartwell Seniors Housing Real Estate Investment Trust (a)	43,600	380,954
Extendicare Real Estate Investment Trust (a)	173,150	1,724,937
Extendicare Real Estate Investment Trust (a)	5,050	50,308
InnVest Real Estate Investment Trust	182,300	1,273,921
RioCan Real Estate Investment Trust	99,100	2,207,573

(Cost $5,679,057)		8,041,095
Cayman Islands 1.9%
Soho China (b) (Cost $2,125,828)	3,086,000	2,195,795
Channel Islands 0.8%
LXB Retail Properties PLC* (Cost $931,796)	610,000	955,853
France 7.5%
ICADE (c)	12,500	1,314,155
Klepierre	61,083	2,361,433
Unibail-Rodamco SE	22,500	5,002,959

(Cost $7,228,354)		8,678,547
Germany 0.4%
Alstria Office REIT-AG (Cost $390,131)	36,347	504,831
Hong Kong 7.1%
Champion Real Estate Investment Trust	4,332,000	2,234,933
Sun Hung Kai Properties Ltd.	107,000	1,831,508
The Link REIT	1,418,000	4,199,889

(Cost $6,802,209)		8,266,330
Italy 0.5%
Immobiliare Grande Distribuzione (Cost $527,642)	320,000	525,053
Japan 14.3%
Advance Residence Investment	1,583	2,668,095
Japan Excellent, Inc.	258	1,291,406
Japan Real Estate Investment Corp.	209	1,902,297
Japan Retail Fund Investment Corp.	1,571	2,213,947
Kenedix Realty Investment Corp.	494	1,870,015
Nippon Building Fund, Inc.	309	2,705,829
Nomura Real Estate Office Fund, Inc.	327	1,815,676
United Urban Investment Corp.	319	2,198,909

(Cost $16,176,399)		16,666,174
Malta 0.0%
BGP Holdings PLC* (Cost $0)	1,751,646	2
Netherlands 5.1%
Corio NV	29,000	1,983,700
Eurocommercial Properties NV (CVA)	30,000	1,392,122
VastNed Retail NV	7,500	510,813
Wereldhave NV	21,000	2,039,184

(Cost $4,953,670)		5,925,819
New Zealand 0.6%
DNZ Property Fund Ltd.*	200,000	162,881
Goodman Property Trust	249,989	174,221
Kiwi Income Property Trust	484,299	358,878

(Cost $600,587)		695,980
Norway 0.6%
Norwegian Property ASA* (Cost $729,546)	410,000	708,309
Singapore 14.0%
Ascendas India Trust	1,139,000	865,344
Ascendas Real Estate Investment Trust	1,280,000	2,135,332
Cache Logistics Trust*	572,000	424,386
Cambridge Industrial Trust	2,000,000	829,280
CapitaCommercial Trust	1,614,000	1,817,984
CapitaMall Trust	1,398,610	2,288,428
CapitaRetail China Trust	1,121,000	1,066,385
CDL Hospitality Trusts	1,395,000	2,263,246
Fortune REIT	3,325,000	1,663,134
K-REIT Asia	650,000	638,232
Suntec Real Estate Investment Trust	1,988,000	2,284,357

(Cost $14,230,810)		16,276,108
Sweden 0.6%
Kungsleden AB (Cost $577,542)	87,000	739,562
United Kingdom 9.3%
Big Yellow Group PLC	95,000	487,473
Capital & Regional PLC*	490,237	265,733
Conygar Investment Co. PLC*	160,000	263,351
Development Securities PLC	147,234	532,521
Great Portland Estates PLC	82,000	439,904
Hansteen Holdings PLC	600,000	690,934
Land Securities Group PLC	138,641	1,393,205
Metric Property Investments PLC*	300,000	499,753
NR Nordic & Russia Properties Ltd.	400,000	177,223
Primary Health Properties PLC	70,000	330,612
Quintain Estates & Development PLC*	610,000	415,453
Safestore Holdings PLC	350,000	681,047
Segro PLC	670,000	2,878,139
Songbird Estates PLC*	116,685	243,364
Unite Group PLC*	440,000	1,522,630

(Cost $11,196,425)		10,821,342
United States 27.3%
AvalonBay Communities, Inc. (REIT) (c)	16,300	1,694,059
Boston Properties, Inc. (REIT)	11,200	930,944
BRE Properties, Inc. (REIT) (c)	19,600	813,400
Camden Property Trust (REIT) (c)	27,050	1,297,589
Cedar Shopping Centers, Inc. (REIT)	94,600	2,431,220
Cogdell Spencer, Inc. (REIT)	47,100	297,672
CommonWealth REIT (REIT)	34,762	889,907
Digital Realty Trust, Inc. (REIT) (c)	15,050	928,585
Duke Realty Corp. (REIT)	171,350	1,985,946
First Industrial Realty Trust, Inc. (REIT)*	4,850	94,381
Home Properties, Inc.	35,200	1,862,080
Hospitality Properties Trust (REIT)	55,350	1,235,966
Inland Real Estate Corp. (REIT)	143,877	1,195,618
LaSalle Hotel Properties (REIT)	5,900	148,267
Mack-Cali Realty Corp. (REIT)	53,655	1,755,055
Medical Properties Trust, Inc. (REIT) (c)	58,250	590,655
Parkway Properties, Inc. (REIT)	9,100	232,050
Post Properties, Inc. (REIT)	16,750	467,660
ProLogis (REIT)	162,400	1,913,072
Ramco-Gershenson Properties Trust (REIT)	13,400	143,514
Regency Centers Corp. (REIT)	53,850	2,125,459
Senior Housing Properties Trust (REIT)	72,425	1,701,988
Simon Property Group, Inc. (REIT)	8,184	758,984
Sovran Self Storage, Inc. (REIT)	53,450	2,025,755
Taubman Centers, Inc. (REIT) (c)	24,600	1,097,406
The Macerich Co. (REIT)	58,800	2,525,460
Weingarten Realty Investors (REIT) (c)	24,950	544,409

(Cost $27,087,809)		31,687,101

Total Common Stocks (Cost $119,193,077)		134,471,025
Closed-End Investment Companies 1.3%
Alpha Pyrenees Trust Ltd.	1,500,000	719,023
ProLogis European Properties*	133,000	803,506

Total Closed-End Investment Companies (Cost $1,182,787)		1,522,529
Preferred Stocks 8.6%
United States
Apartment Investment & Management Co., Series U, 7.75% (REIT)	96,106	2,438,209
Apartment Investment & Management Co., Series Y, 7.875% (REIT)	8,400	214,368
Apartment Investment & Management Co., Series T, 8.0% (REIT)	8,550	218,025
Apartment Investment & Management Co., Series V, 8.0% (REIT)	16,550	422,191
CBL & Associates Properties, Inc., Series D, 7.375% (REIT)	84,000	2,002,560
Corporate Office Properties Trust, Series J, 7.625% (REIT) (c)	34,400	867,568
Developers Diversified Realty Corp., Series H, 7.375% (REIT)	13,800	331,062
Kilroy Realty Corp., Series F, 7.5% (REIT)	15,750	393,750
LaSalle Hotel Properties, Series G, 7.25% (REIT)	35,600	843,008
Omega Healthcare Investors, Inc., Series D, 8.375% (REIT)	9,500	244,150
Regency Centers Corp., Series D, 7.25% (REIT)	25,300	638,825
SL Green Realty Corp., Series C, 7.625% (REIT)	26,650	667,582
Sunstone Hotel Investors, Inc., Series A, 8.0% (REIT)	2,100	51,576
Taubman Centers, Inc., Series H, 7.625% (REIT)	12,250	310,293
Taubman Centers, Inc., Series G, 8.0% (REIT)	15,150	387,537

Total Preferred Stocks (Cost $9,318,226)		10,030,704
Securities Lending Collateral 4.9%
Daily Assets Fund Institutional, 0.29% (d) (e) (Cost $5,655,780)	5,655,780	5,655,780
Cash Equivalents 0.0%
Central Cash Management Fund, 0.21% (d) (Cost $42,698)	42,698	42,698

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $135,392,568) †	130.5	151,722,736
Other Assets and Liabilities, Net	(30.5)	(35,445,463)

Net Assets	100.0	116,277,273

Portfolio holdings in real estate entities outside the United States are generally organized as either corporations, trusts or partnerships subject to the tax laws of their country of domicile.
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $158,538,469.  At September 30, 2010, net unrealized depreciation for all securities based on tax cost was $6,815,733.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $19,100,155 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $25,915,888.

(a)	Securities with the same description are the same corporate entity but trade on different stock exchanges.
(b)	Security is listed in country of domicile. Significant business activities of company are in China.
(c)	All or a portion of these securities were on loan. The value of all securities loaned at September 30, 2010 amounted to $5,510,499 which is 4.7% of net assets.
(d)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(e)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
CVA: Certificaten Van Aandelen
REIT: Real Estate Investment Trust

At September 30, 2010 the DWS RREEF World Real Estate Fund, Inc. had the following sector diversification:

	Market Value ($)	As a % of Common & Preferred Stocks
Diversified	50,203,982	34.7%
Shopping Centers	33,512,316	23.2%
Office	21,594,718	14.9%
Apartments	14,291,471	9.9%
Regional Malls	8,648,378	6.0%
Health Care	6,381,078	4.4%
Hotels	3,552,738	2.5%
Storage	3,194,275	2.2%
Industrial	3,122,773	2.2%
Total	144,501,729	100.0%

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2010 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Common Stocks and/or Other Equity Investments (f)
Australia	$—	$21,118,904	$—	$21,118,904
Belgium	—	664,220	—	664,220
Canada	8,041,095	—	—	8,041,095
Cayman Islands	—	2,195,795	—	2,195,795
Channel Islands	—	955,853	—	955,853
France	—	8,678,547	—	8,678,547
Germany	—	504,831	—	504,831
Hong Kong	—	8,266,330	—	8,266,330
Italy	—	525,053	—	525,053
Japan	—	16,666,174	—	16,666,174
Malta	—	—	2	2
Netherlands	—	5,925,819	—	5,925,819
New Zealand	—	695,980	—	695,980
Norway	—	708,309	—	708,309
Singapore	—	16,276,108	—	16,276,108
Sweden	—	739,562	—	739,562
United Kingdom	—	10,821,342	—	10,821,342
United States	41,717,805	—	—	41,717,805
Closed-End Investment Companies	—	1,522,529	—	1,522,529
Short-Term Investments(f)	5,698,478	—	—	5,698,478
Total	$55,457,378	$96,265,356	$2	$151,722,736

There have been no significant transfers in and out of Level 1 and Level 2 fair value measurements during the period ended September 30, 2010.
(f) See Investment Portfolio for additional detailed categorizations.

Level 3 Reconciliation

The following is a reconciliation of the Fund's Level 3 investments for which significant unobservable inputs were used in determining value:
	Common Stocks and/or Other Equity Investments
Balance as of December 31, 2009	$—
Realized gains (loss)	—
Change in unrealized appreciation (depreciation)	0
Amortization premium/ discount	—
Net purchases (sales)	—
Transfers into Level 3	2	(g)
Transfers (out) of Level 3	—
Balance as of September 30, 2010	$2
Net change in unrealized appreciation (depreciation) from investments still held at September 30, 2010	$0

Transfers between price levels are recognized at the beginning of the reporting period.
(g) The investment was transferred from Level 2 to Level 3 because of the lack of observable inputs due to a spin-off from another company and there is no information available.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS RREEF World Real Estate Fund, Inc.

By:	/s/Michael G. Clark Michael G. Clark President

Date:	November 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Michael G. Clark Michael G. Clark President

Date:	November 23, 2010

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	November 23, 2010